UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2004

Item 1. Reports to Stockholders

Spartan®

Massachusetts Municipal
Funds

and

Fidelity ®
Massachusetts Municipal
Money Market Fund

Annual Report

January 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Spartan Massachusetts Municipal Income Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Massachusetts Municipal Money Market Fund
	<Click Here>	Investment Changes/Performance
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Massachusetts Municipal Money Market Fund
	<Click Here>	Investment Changes/Performance
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan Massachusetts Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2004	Past 1 year	Past 5 years	Past 10 years
Spartan® MA Municipal Income Fund	6.43%	5.64%	5.72%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Massachusetts Municipal Income Fund on January 31, 1994. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Municipal Bond Index did over the same period.

Annual Report

Spartan Massachusetts Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Spartan® Massachusetts Municipal Income Fund:

The municipal bond market benefited greatly from the Federal Reserve Board's decision to maintain an accommodative stance toward interest rates during the one-year period that ended January 31, 2004. Intermediate-to-long-maturity munis outperformed short-duration securities. Lower-rated securities also performed well, partly attributable to an improved credit outlook - most notably for the airline industry - which had suffered from credit and headline risk earlier in the year. Following a major Treasury sell-off in July - the second-worst month ever for the Treasury market - municipal-to-taxable-yield-ratios moved more in line with historical averages. As a result, munis had an excellent 12-month period relative to taxable bonds. For the year, the Lehman Brothers® Municipal Bond Index advanced 6.19%. In comparison, the Lehman Brothers Aggregate Bond Index, a proxy for the taxable, investment-grade bond market, gained 4.85%. The outperformance of munis seems even more striking considering the tax-equivalent yield advantage they offer.

Spartan Massachusetts Municipal Income Fund returned 6.43% during the period, outpacing the 5.63% return for the fund's peer group - the LipperSM Massachusetts Municipal Debt Funds Average. Additionally, the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index returned 6.66%. The fund's outperformance of its peers stemmed largely from good security and sector selection. Overweighting strong-performing hospital bonds, coupled with good security selection within that sector, worked in the fund's favor. Additionally, overweighting bonds backed by fees and revenues - such as those issued by electric and transportation authorities - worked out well. These securities, which enjoyed relative stability in the revenues that backed them, outpaced bonds backed by economically sensitive taxes throughout much of the period. Also beneficial was an underweighting in state-issued general obligation bonds, which came under pressure due to fiscal challenges at the state level. The fund's underweighting in par bonds, which sell at face value, detracted from performance. These bonds were in strong demand by retail investors at times, helping them outpace premium and discount bonds, which sell above and below face value, respectively.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Massachusetts Municipal Income Fund

Investment Changes

Top Five Sectors as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	26.1	25.7
Special Tax	15.2	14.6
Transportation	14.6	14.1
Health Care	13.3	13.4
Water & Sewer	10.5	10.7
Average Years to Maturity as of January 31, 2004
		6 months ago
Years	15.2	15.2
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2004
6 months ago
Years	7.3	7.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2004	As of July 31, 2003
AAA 54.9%	AAA 54.5%
AA,A 42.3%	AA,A 42.5%
BBB 0.7%	BBB 1.3%
BB and Below 0.8%	BB and Below 0.0%
Not Rated 0.7%	Not Rated 0.9%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Spartan Massachusetts Municipal Income Fund

Investments January 31, 2004

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value (Note 1)
Massachusetts - 98.0%
Barnstable Indl. Dev. Fing. Auth. Indl. Dev. Rev. (Whitehall Pavilion Proj.) 10.125% 2/15/26	$ 2,630,000	$ 2,637,338
Boston Gen. Oblig. 5.75% 2/1/11	3,915,000	4,522,060
Boston Hsg. Dev. Corp. Mtg. Rev. Series A, 5.15% 7/1/08 (MBIA Insured)	290,000	296,450
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured)	9,705,000	10,443,745
5% 8/1/17 (MBIA Insured)	7,990,000	8,514,863
5% 8/1/18 (MBIA Insured)	6,200,000	6,598,164
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	10,100,000	11,411,586
5.75% 11/1/13	1,975,000	2,281,165
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	2,045,000	2,166,125
Bridgewater & Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,582,572
5% 6/15/19 (FSA Insured)	1,535,000	1,644,476
Brockton Gen. Oblig. 5.1% 4/1/12 (MBIA Insured)	1,550,000	1,693,794
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,212,200
Foxborough Stadium Infrastructure Impt.:
5.75% 6/1/25	11,695,000	13,148,689
6% 6/1/15	2,545,000	2,991,622
6% 6/1/16	3,015,000	3,542,203
6% 6/1/17	3,195,000	3,747,607
6% 6/1/18	3,390,000	3,969,961
6% 6/1/19	3,590,000	4,192,905
6% 6/1/20	3,785,000	4,408,806
Freetown Lakeville Reg'l. School District:
5% 1/1/21 (MBIA Insured)	2,265,000	2,394,535
5% 1/1/22 (MBIA Insured)	2,360,000	2,481,304
Holyoke Gen. Oblig. (Muni. Purp. Ln. Prog.) Series A, 5.5% 6/15/16 (FSA Insured)	2,100,000	2,295,006
Ipswich Gen. Oblig.:
5.5% 11/15/18 (FGIC Insured)	2,460,000	2,776,504
5.75% 11/15/14 (FGIC Insured)	1,100,000	1,280,653
Littleton Gen. Oblig. 5% 1/15/19 (FGIC Insured)	1,380,000	1,479,015
Lowell Hsg. Dev. Corp. Multi-family Rev. Series A, 7.875% 11/1/24	4,990,000	5,001,677
Lynn Gen. Oblig.:
5% 1/15/09 (FSA Insured)	1,255,000	1,401,044
5% 1/15/10 (FSA Insured)	1,215,000	1,363,923
5% 1/15/11 (FSA Insured)	1,175,000	1,322,251
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Lynn Gen. Oblig.: - continued
5.375% 8/15/14 (FGIC Insured)	$ 2,120,000	$ 2,393,289
5.375% 8/15/15 (FGIC Insured)	2,235,000	2,504,183
5.375% 8/15/16 (FGIC Insured)	2,345,000	2,619,224
Lynn Wtr. & Swr. Commission Gen. Rev. Series 1997 A:
5% 12/1/14 (FSA Insured)	1,375,000	1,477,616
5.125% 12/1/17 (FSA Insured)	1,290,000	1,395,432
Massachusetts Bay Trans. Auth.:
(Massachusetts Gen. Trans. Sys. Proj.) Series A, 5.75% 3/1/13 (Pre-Refunded to 3/1/09 @ 101) (d)	2,000,000	2,330,800
Series 1997 D, 5% 3/1/27	23,155,000	23,592,630
Series 1998 B, 5% 3/1/28	15,000,000	15,190,200
Series 1998 C, 5.75% 3/1/10 (FGIC Insured)	6,000,000	6,949,440
Series 2000 A:
5.25% 7/1/30	80,305,000	84,068,068
5.75% 7/1/15	1,000,000	1,176,200
5.75% 7/1/18	4,000,000	4,700,680
Series A:
5% 3/1/23 (FGIC Insured)	2,430,000	2,545,547
5.375% 3/1/19	5,000,000	5,391,350
5.5% 3/1/12	4,350,000	4,925,462
5.75% 3/1/26	5,500,000	6,142,565
5.8% 3/1/11	7,435,000	8,661,255
6.25% 3/1/12	3,500,000	4,186,525
7% 3/1/08	1,000,000	1,175,010
7% 3/1/21	1,500,000	1,943,385
Series B:
5.375% 3/1/25 (AMBAC Insured)	13,060,000	13,551,448
6.2% 3/1/16	27,525,000	33,118,631
Series C, 5% 3/1/24	10,950,000	11,412,200
Series D, 5% 3/1/22	5,750,000	6,050,898
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2000 A, 5.5% 7/1/30	13,620,000	14,892,244
Sr. Series A, 5.25% 7/1/19	5,000,000	5,454,800
Sr. Series C:
5.25% 7/1/19 (a)	3,000,000	3,372,690
5.25% 7/1/21 (a)	3,500,000	3,904,600
5.25% 7/1/23 (a)	2,400,000	2,651,352
Massachusetts College Bldg. Auth. Proj. Rev.:
Series 1, 5.125% 5/1/19 (Escrowed to Maturity) (d)	1,000,000	1,065,400
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts College Bldg. Auth. Proj. Rev.: - continued
Series A:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	$ 6,080,000	$ 1,777,488
5% 5/1/18 (MBIA Insured)	2,270,000	2,430,603
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,339,417
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,259,958
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,431,040
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,879,526
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,098,895
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,811,255
Series B, 5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,234,772
Massachusetts Dev. Fin. Agcy. Rev.:
(Clark Univ. Issue Proj.) 5% 7/1/28	2,000,000	2,022,560
(Mount Holyoke College Proj.):
5.125% 7/1/21	5,715,000	6,048,699
5.25% 7/1/31	11,785,000	12,306,251
5.5% 7/1/14	750,000	849,323
5.5% 7/1/15	910,000	1,026,061
5.5% 7/1/16	590,000	662,387
(Regis College Proj.):
5.25% 10/1/18	2,240,000	1,932,045
5.5% 10/1/28	5,660,000	4,637,634
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A:
Issue E:
4.3% 7/1/06 (AMBAC Insured) (c)	2,570,000	2,669,459
4.4% 7/1/07 (AMBAC Insured) (c)	4,030,000	4,187,533
4.55% 7/1/09 (AMBAC Insured) (c)	1,285,000	1,336,117
4.65% 7/1/10 (AMBAC Insured) (c)	3,050,000	3,174,410
4.75% 7/1/11 (AMBAC Insured) (c)	2,575,000	2,679,313
4.8% 7/1/12 (AMBAC Insured) (c)	1,360,000	1,418,317
4.95% 7/1/14 (AMBAC Insured) (c)	2,570,000	2,645,352
5% 7/1/15 (AMBAC Insured) (c)	1,210,000	1,241,061
Issue G:
4.4% 12/1/04 (MBIA Insured) (c)	2,000,000	2,045,180
5% 12/1/11 (MBIA Insured) (c)	2,575,000	2,680,781
5.45% 12/1/06 (MBIA Insured) (c)	5,550,000	5,765,618
Series B Issue E, 5.75% 7/1/07 (AMBAC Insured) (c)	2,345,000	2,434,063
Series C Issue G, 4.9% 12/1/11 (AMBAC Insured) (c)	3,245,000	3,381,971
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Fed. Hwy.:
Series 1998 A:
0% 6/15/15	$ 1,455,000	$ 905,330
5.25% 12/15/08	1,625,000	1,825,590
5.25% 6/15/09	2,190,000	2,475,423
5.25% 12/15/11	5,000,000	5,624,750
5.25% 6/15/12	7,000,000	7,874,650
5.5% 6/15/14	8,275,000	9,402,717
Series 1998 B:
5.125% 12/15/10	2,500,000	2,817,750
5.125% 12/15/11	9,030,000	10,115,858
5.125% 6/15/15 (MBIA Insured)	5,820,000	6,514,210
Series 2000 A:
5.5% 6/15/08	18,900,000	21,364,938
5.5% 12/15/09	10,185,000	11,708,982
5.75% 6/15/09	10,900,000	12,594,732
5.75% 12/15/10	5,305,000	6,189,927
5.75% 6/15/11	13,660,000	15,947,777
5.75% 12/15/11	9,510,000	11,070,686
5.75% 6/15/12	5,000,000	5,730,500
5.75% 6/15/13	5,000,000	5,810,450
5.75% 12/15/14	5,000,000	5,813,800
Massachusetts Gen. Oblig.:
Series 1992 D, 6% 5/1/08 (Escrowed to Maturity) (d)	685,000	776,132
Series 1998 B, 5% 4/1/15 (MBIA Insured)	15,000,000	16,720,650
Series 2000 A, 6% 2/1/10	7,500,000	8,756,475
Series 2000 B, 5.75% 6/1/09	1,750,000	2,016,455
Series 2000 C, 5.5% 10/1/22	1,700,000	1,971,388
Series 2001 A:
5% 1/1/21 (FSA Insured)	21,955,000	22,743,843
5.25% 1/1/09	5,000,000	5,590,700
5.5% 1/1/10	6,235,000	7,101,478
5.5% 1/1/11	6,460,000	7,391,920
Series 2001 D:
5.5% 11/1/18	2,000,000	2,285,720
5.5% 11/1/20	1,000,000	1,133,140
Series 2002 A, 7.5% 6/1/04 (Escrowed to Maturity) (d)	130,000	132,776
Series 2002 B:
5% 3/1/09 (FSA Insured)	1,000,000	1,112,650
5.5% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (d)	2,650,000	3,050,097
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2002 D:
5.375% 8/1/19 (Pre-Refunded to 8/1/12 @ 100) (d)	$ 5,000,000	$ 5,803,050
5.375% 8/1/20 (Pre-Refunded to 8/1/12 @ 100) (d)	3,675,000	4,265,242
5.375% 8/1/21 (MBIA Insured)	10,000,000	11,606,100
5.375% 8/1/22 (MBIA Insured)	5,000,000	5,778,700
6% 5/1/08	2,065,000	2,358,643
6% 5/1/08 (Escrowed to Maturity) (d)	2,285,000	2,637,713
Series 2002 E, 5.5% 1/1/09	5,000,000	5,647,900
Series 2003 A, 5.25% 1/1/18 (Pre-Refunded to 1/1/13 @ 100) (d)	5,000,000	5,713,900
Series 2003 C:
5.25% 11/1/30	4,950,000	5,512,518
5.75% 10/1/16 (Pre-Refunded to 10/1/10 @ 100) (d)	3,875,000	4,551,963
Series A, 5% 8/1/16	5,000,000	5,418,750
Series D:
5.25% 10/1/20	19,000,000	21,906,050
5.25% 10/1/22	3,800,000	4,010,178
5.25% 1/1/21 (FSA Insured)	695,000	794,232
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	4,305,000	4,919,668
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Anna Jaques Hosp. Proj.) Series B, 6.875% 10/1/12	2,670,000	2,692,295
(Baystate Med. Ctr. Proj.):
Series E, 6% 7/1/06 (FSA Insured)	1,425,000	1,566,474
Series F:
5.75% 7/1/17	1,305,000	1,399,704
5.75% 7/1/18	1,300,000	1,382,238
5.75% 7/1/19	1,455,000	1,534,661
5.75% 7/1/20	500,000	524,560
5.75% 7/1/33	3,000,000	3,122,250
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	13,485,000	13,651,944
(Boston College Issue Proj.) Series L, 5% 6/1/26	3,750,000	3,822,300
(Boston College Proj.) Series K, 5.375% 6/1/14	8,945,000	10,342,567
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	2,780,000	3,064,283
5.25% 10/1/16 (MBIA Insured)	1,400,000	1,531,012
(Dana Farber Cancer Proj.) Series G1:
5.5% 12/1/27	18,600,000	18,834,732
6.25% 12/1/14	3,000,000	3,149,880
(Emerson Hosp. Proj.) Series D, 5.7% 8/15/12 (FSA Insured)	9,475,000	10,120,721
(Harvard Univ. Proj.) Series P, 5.625% 11/1/28	1,500,000	1,603,260
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Lahey Clinic Med. Ctr. Proj.) Series B, 5.25% 7/1/10 (MBIA Insured)	$ 14,120,000	$ 14,435,017
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08 (American Cap. Access Corp. Insured)	2,000,000	2,198,460
5.25% 7/1/09 (American Cap. Access Corp. Insured)	2,540,000	2,739,746
5.25% 7/1/10 (American Cap. Access Corp. Insured)	2,000,000	2,157,280
5.25% 7/1/11 (American Cap. Access Corp. Insured)	3,025,000	3,232,122
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	14,600,000	17,031,776
(Massachusetts Institute of Technology Proj.) Series K, 5.375% 7/1/17	4,000,000	4,638,200
(Med. Academic & Scientific Proj.) Series A:
6.25% 1/1/05	1,160,000	1,201,563
6.625% 1/1/15	5,650,000	5,890,803
(Milford Whitinsville Hosp. Proj.):
6.35% 7/15/32	2,100,000	2,124,423
6.5% 7/15/23	2,685,000	2,789,634
(Morton Hosp. & Med. Ctr. Proj.) Series B, 5.25% 7/1/08 (AMBAC Insured)	2,800,000	2,862,468
(Mount Auburn Hosp. Issue Proj.) Series B1:
6.25% 8/15/14 (MBIA Insured)	1,250,000	1,305,438
6.3% 8/15/24 (MBIA Insured)	5,000,000	5,223,050
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	1,000,000	1,025,990
(Newton-Wellesley Hosp. Proj.) Series G:
6% 7/1/12 (MBIA Insured)	4,070,000	4,639,027
6.125% 7/1/15 (MBIA Insured)	4,500,000	5,131,485
(Northeastern Univ. Proj.) Series 1998 G, 5% 10/1/28 (MBIA Insured)	6,500,000	6,642,870
(Partners Health Care Sys. Proj.) Series 1997 A:
5.1% 7/1/10 (MBIA Insured)	2,510,000	2,736,327
5.125% 7/1/11 (MBIA Insured)	3,885,000	4,206,639
5.375% 7/1/24 (MBIA Insured)	7,600,000	7,993,528
(Partners Health Care Sys., Inc. Proj.) Series E:
5% 7/1/17	1,255,000	1,326,184
5% 7/1/19	1,390,000	1,452,342
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(South Shore Hosp. Proj.) Series F:
4.75% 7/1/05	$ 1,275,000	$ 1,325,605
5% 7/1/07	1,915,000	2,027,315
5.125% 7/1/08	2,000,000	2,138,460
5.25% 7/1/09	2,120,000	2,289,473
5.5% 7/1/12	2,165,000	2,339,001
5.625% 7/1/19	1,000,000	1,036,330
5.75% 7/1/29	4,350,000	4,487,547
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	5,000,000	5,360,650
(Univ. of Massachusetts Proj.) Series A:
5.5% 10/1/16 (FGIC Insured)	3,065,000	3,479,878
5.875% 10/1/29 (FGIC Insured)	10,000,000	11,440,400
6% 10/1/15 (FGIC Insured)	1,000,000	1,178,790
(Univ. of Massachusetts-Worcester Campus Proj.) Series B, 5.25% 10/1/15 (FGIC Insured)	1,000,000	1,103,350
(Wellesley College Proj.):
5% 7/1/19	1,975,000	2,102,111
5% 7/1/20	2,075,000	2,195,288
(Wheaton College Proj.) Series C:
5.125% 7/1/09	1,130,000	1,169,008
5.25% 7/1/14	2,655,000	2,743,863
5.25% 7/1/19	2,000,000	2,062,900
(Williams College Issue Proj.):
Series F, 5.75% 7/1/19	3,000,000	3,278,370
Series G, 5.5% 7/1/14	3,665,000	4,147,754
(Williams College Proj.) Series H, 5% 7/1/20	1,005,000	1,063,260
6.55% 6/23/22 (AMBAC Insured)	19,150,000	21,760,337
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 29, 6.75% 6/1/26 (c)	955,000	978,044
Series 40:
6.6% 12/1/24 (c)	6,465,000	6,681,901
6.65% 12/1/27 (c)	2,290,000	2,368,593
Series A, 6% 12/1/13 (MBIA Insured)	5,525,000	5,775,117
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	9,900,000	10,134,135
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.):
Series 1992 A:
4.8% 12/1/04	3,660,000	3,670,651
4.95% 12/1/06	1,950,000	1,944,794
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.): - continued
Series 1998 A, 5.2% 12/1/08 (c)	$ 1,300,000	$ 1,299,402
Massachusetts Indl. Fin. Agcy. Rev.:
(Babson College Proj.) Series A, 5.6% 10/1/06 (MBIA Insured)	265,000	287,159
(Groton School Proj.) Series 1998 A, 5% 3/1/28	3,190,000	3,246,080
(Lesley College Proj.) Series A, 6.3% 7/1/15 (AMBAC Insured)	2,525,000	2,742,302
(Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/05	24,600,000	24,057,816
0% 8/1/07	25,000,000	22,978,000
0% 8/1/08	15,000,000	13,261,200
(Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,784,252
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Mix #1 Proj.) Series A:
5% 7/1/08 (MBIA Insured)	8,330,000	9,198,236
5.25% 7/1/12 (MBIA Insured)	8,000,000	9,051,680
(Nuclear Mix #4 Proj.) Series A:
5% 7/1/07 (MBIA Insured)	12,755,000	13,956,521
5% 7/1/08 (MBIA Insured)	8,415,000	9,292,095
5.25% 7/1/12 (MBIA Insured)	8,510,000	9,628,725
(Nuclear Mix #5 Proj.) Series A, 5% 7/1/08 (MBIA Insured)	4,175,000	4,610,160
(Stony Brook Intermediate Proj.) Series A, 5% 7/1/08 (MBIA Insured)	4,225,000	4,665,372
Massachusetts Port Auth. Rev.:
(Spl. Facilities-US Air Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (c)	2,030,000	2,191,365
Series 1998 A:
5% 7/1/23 (FSA Insured)	8,750,000	9,005,063
5.5% 7/1/17 (FSA Insured)	2,105,000	2,253,487
Series 1998 B:
5% 7/1/10 (FSA Insured) (c)	2,275,000	2,463,893
5% 7/1/15 (FSA Insured) (c)	3,310,000	3,477,089
Series 1999 C, 5.75% 7/1/29 (FSA Insured)	5,000,000	5,581,800
Series A:
5% 7/1/18 (MBIA Insured)	2,000,000	2,135,160
5% 7/1/19 (MBIA Insured)	6,915,000	7,332,389
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series A:
5% 7/1/20 (MBIA Insured)	$ 2,505,000	$ 2,640,245
5% 7/1/21 (MBIA Insured)	3,000,000	3,138,300
5% 7/1/22 (MBIA Insured)	2,000,000	2,081,220
5% 7/1/23 (MBIA Insured)	2,580,000	2,676,750
5.125% 7/1/16 (FSA Insured)	3,000,000	3,208,740
5.125% 7/1/17 (FSA Insured)	3,000,000	3,190,560
Series B:
5.5% 7/1/10 (FSA Insured) (c)	11,470,000	12,828,277
5.5% 7/1/11 (FSA Insured) (c)	5,500,000	6,105,000
5.5% 7/1/12 (FSA Insured) (c)	4,000,000	4,398,320
5.625% 7/1/12 (Escrowed to Maturity) (d)	1,525,000	1,733,788
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (c)	7,395,000	8,077,411
5.5% 1/1/13 (AMBAC Insured) (c)	7,000,000	7,588,630
5.5% 1/1/14 (AMBAC Insured) (c)	6,040,000	6,529,059
5.5% 1/1/15 (AMBAC Insured) (c)	5,000,000	5,364,400
5.5% 1/1/16 (AMBAC Insured) (c)	5,000,000	5,339,700
5.5% 1/1/17 (AMBAC Insured) (c)	6,470,000	6,879,292
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	6,355,020
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	5,278,850
Massachusetts Spl. Oblig. Rev. Series A:
5.5% 6/1/15 (FGIC Insured)	11,070,000	12,829,798
5.5% 6/1/16 (FGIC Insured)	2,520,000	2,919,017
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (MBIA Insured)	3,020,000	3,236,081
Series 1999 A:
5% 1/1/39 (AMBAC Insured)	9,725,000	9,866,402
5.25% 1/1/29 (AMBAC Insured)	45,475,000	47,770,578
Sr. Series A:
0% 1/1/25 (MBIA Insured)	5,000,000	1,759,750
0% 1/1/28 (MBIA Insured)	4,430,000	1,329,576
0% 1/1/29 (MBIA Insured)	25,515,000	7,193,444
5% 1/1/37 (MBIA Insured)	34,435,000	34,868,881
5.125% 1/1/23 (MBIA Insured)	3,460,000	3,585,287
Sr. Series C:
0% 1/1/16 (MBIA Insured)	3,000,000	1,812,270
0% 1/1/19 (MBIA Insured)	5,500,000	2,801,370
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	32,260,000	32,839,067
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Pool Ln. Prog.:
Series 3:
5.4% 2/1/10	$ 300,000	$ 329,724
5.5% 2/1/13	815,000	898,089
Series 4:
5.125% 8/1/11	2,245,000	2,503,063
5.125% 8/1/14	1,205,000	1,321,957
Series 5, 5.25% 8/1/15	3,000,000	3,285,990
Series 6:
5.5% 8/1/12	3,910,000	4,450,440
5.5% 8/1/30	24,825,000	27,305,762
5.625% 8/1/14	4,905,000	5,593,858
5.625% 8/1/16	8,235,000	9,396,711
Series 7:
5.25% 2/1/12	8,900,000	10,070,350
5.25% 2/1/16	8,085,000	8,866,092
5.25% 2/1/17	5,000,000	5,435,350
Series 8, 5% 8/1/20	5,500,000	5,836,930
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A:
5% 8/1/15	50,000	52,564
5% 8/1/15 (Escrowed to Maturity) (d)	950,000	1,068,551
5.25% 8/1/12	565,000	625,557
5.25% 8/1/13	330,000	361,416
5.375% 8/1/16	125,000	136,285
5.45% 2/1/13	140,000	141,680
5.45% 2/1/13 (Escrowed to Maturity) (d)	1,960,000	2,280,519
Massachusetts Wtr. Resources Auth.:
Series A:
5.75% 8/1/30 (FGIC Insured)	20,500,000	23,130,150
5.75% 8/1/39 (FGIC Insured) (b)	20,750,000	23,373,630
6.5% 7/15/19	21,960,000	27,077,998
Series B:
5.5% 8/1/15 (FSA Insured)	1,500,000	1,729,230
5.5% 8/1/16 (FSA Insured)	1,425,000	1,653,114
Series C, 4.75% 12/1/23	10,000,000	10,017,000
Series D, 5% 8/1/24 (MBIA Insured)	1,500,000	1,538,235
Maynard Gen. Oblig.:
5.5% 2/1/17 (MBIA Insured)	1,030,000	1,160,810
5.5% 2/1/20 (MBIA Insured)	1,025,000	1,142,762
5.5% 2/1/23 (MBIA Insured)	1,000,000	1,093,490
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Mendon Upton Reg'l. School District 5.25% 6/1/11 (FGIC Insured)	$ 1,435,000	$ 1,597,299
Methuen Gen. Oblig. 5% 11/1/16 (FGIC Insured)	1,000,000	1,066,720
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,335,074
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,551,058
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,082,410
5.25% 5/15/22 (AMBAC Insured)	2,000,000	2,144,060
Nantucket Gen. Oblig. 5% 7/15/17 (MBIA Insured)	5,000,000	5,305,950
Pentucket Reg'l. School District:
5.1% 2/15/13 (MBIA Insured)	575,000	587,242
5.1% 2/15/14 (MBIA Insured)	525,000	536,177
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,396,797
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,131,010
Pittsfield Gen. Oblig.:
5% 4/15/19 (MBIA Insured)	1,140,000	1,224,930
5.5% 4/15/17 (MBIA Insured)	1,930,000	2,179,626
Randolph Gen. Oblig. 5.5% 4/1/20 (FGIC Insured)	1,600,000	1,781,088
Reading Gen. Oblig.:
5% 3/15/20 (MBIA Insured)	2,100,000	2,227,449
5% 3/15/21 (MBIA Insured)	2,190,000	2,308,151
5% 3/15/22 (MBIA Insured)	2,285,000	2,394,886
Route 3 North Trans. Impt. Assoc. Lease Rev.:
5.75% 6/15/11 (MBIA Insured)	4,365,000	5,069,293
5.75% 6/15/12 (MBIA Insured)	1,000,000	1,143,240
5.75% 6/15/14 (MBIA Insured)	2,500,000	2,895,500
5.75% 6/15/15 (MBIA Insured)	4,105,000	4,746,694
Salem Gen. Oblig.:
5% 1/15/19 (FGIC Insured)	1,525,000	1,632,970
5% 1/15/20 (FGIC Insured)	1,350,000	1,436,495
Sandwich Gen. Oblig.:
5.375% 8/15/18 (MBIA Insured)	1,050,000	1,146,002
5.375% 8/15/19 (MBIA Insured)	1,050,000	1,149,824
5.375% 8/15/20 (MBIA Insured)	1,025,000	1,117,476
South Essex Swr. District Series A, 5.25% 6/15/24 (MBIA Insured)	2,810,000	2,974,919
Springfield Gen. Oblig.:
5.25% 1/15/16 (MBIA Insured)	2,195,000	2,435,221
5.25% 1/15/17 (MBIA Insured)	1,510,000	1,650,068
5.25% 1/15/18 (MBIA Insured)	1,000,000	1,091,180
5.25% 1/15/21 (MBIA Insured)	2,600,000	2,798,562
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Springfield Gen. Oblig.: - continued
5.375% 8/1/17 (FGIC Insured)	$ 1,875,000	$ 2,075,175
5.5% 8/1/16 (FGIC Insured)	1,000,000	1,138,680
Sudbury Gen. Oblig. Series 2000 A, 5.125% 6/1/19	1,000,000	1,068,860
Tantasqua Reg'l. School District 5.75% 8/15/11 (FSA Insured)	2,530,000	2,967,361
Taunton Indl. Dev. Fing. Auth. Indl. Dev. Rev. (Pepsi Cola Metro. Bottle Proj.) 5.65% 8/1/12	2,400,000	2,429,016
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2000 A:
5% 11/1/15	1,595,000	1,708,755
5.125% 11/1/16	2,025,000	2,196,923
Univ. of Massachusetts Bldg. Auth. Proj. Rev.:
Series B:
5.5% 11/1/11 (AMBAC Insured)	1,175,000	1,353,118
5.5% 11/1/12 (AMBAC Insured)	2,465,000	2,799,944
5.5% 11/1/13 (AMBAC Insured)	1,615,000	1,848,141
5.5% 11/1/14 (AMBAC Insured)	1,500,000	1,712,610
5.5% 11/1/15 (AMBAC Insured)	1,200,000	1,365,396
5.5% 11/1/16 (AMBAC Insured)	1,250,000	1,419,038
5.5% 11/1/17 (AMBAC Insured)	1,250,000	1,411,763
5.5% 11/1/18 (AMBAC Insured)	1,400,000	1,576,666
Sr. Series 2, 5.125% 11/1/19 (AMBAC Insured)	3,830,000	4,089,061
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	1,465,000	1,567,433
5.5% 8/15/13 (FGIC Insured)	1,285,000	1,473,291
5.5% 8/15/18 (FGIC Insured)	1,000,000	1,128,010
Series 2001 B, 5.5% 10/1/14 (FGIC Insured)	1,070,000	1,225,204
Series A:
5.5% 4/1/11 (FSA Insured)	1,350,000	1,557,050
5.5% 4/1/19 (FSA Insured)	4,000,000	4,488,120
5.75% 4/1/12 (FSA Insured)	2,935,000	3,374,223
5.75% 4/1/13 (FSA Insured)	3,035,000	3,528,036
5.75% 4/1/14 (FSA Insured)	3,120,000	3,617,297
		1,815,016,913
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (Cdc Ixis Finl. Guaranty Insured)	3,000,000	3,481,020
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	$ 7,350,000	$ 8,040,239
5.5% 10/1/40 (Escrowed to Maturity) (d)	13,175,000	14,363,780
		25,885,039
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,714,210,040)	1,840,901,952
NET OTHER ASSETS - 0.6%	11,091,724
NET ASSETS - 100%	$ 1,851,993,676
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
150 US Treasury Bond Contracts	March 2004	$ 16,701,563	$ 399,675
The face value of futures purchased as a percentage of net assets - 0.9%
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $563,220.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	26.1%
Special Tax	15.2
Transportation	14.6
Health Care	13.3
Water & Sewer	10.5
Education	10.0
Others* (individually less than 5%)	10.3
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $262,191,267 and $443,486,134, respectively.
Income Tax Information
The fund hereby designates approximately $27,659,000 as a capital gain dividend for the purpose of the dividend paid deduction.

During the fiscal year ended January 31, 2004, 100.00% of the fund's income dividends was free from federal income tax, and 8.65% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004

Assets
Investment in securities, at value (cost $1,714,210,040) - See accompanying schedule		$ 1,840,901,952
Cash		4,729,930
Receivable for fund shares sold		1,352,092
Interest receivable		18,862,787
Receivable for daily variation on futures contracts		112,500
Prepaid expenses		10,218
Other affiliated receivables		156
Other receivables		56,641
Total assets		1,866,026,276

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 9,920,413
Payable for fund shares redeemed	1,471,543
Distributions payable	1,877,189
Accrued management fee	582,545
Other affiliated payables	134,267
Other payables and accrued expenses	46,643
Total liabilities		14,032,600

Net Assets		$ 1,851,993,676
Net Assets consist of:
Paid in capital		$ 1,722,189,427
Undistributed net investment income		722,851
Accumulated undistributed net realized gain (loss) on investments		1,989,811
Net unrealized appreciation (depreciation) on investments		127,091,587
Net Assets, for 150,546,549 shares outstanding		$ 1,851,993,676
Net Asset Value, offering price and redemption price per share ($1,851,993,676 ÷ 150,546,549 shares)		$ 12.30

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2004

Investment Income
Interest		$ 90,177,937

Expenses
Management fee	$ 7,252,403
Transfer agent fees	1,265,626
Accounting fees and expenses	420,852
Non-interested trustees' compensation	10,726
Custodian fees and expenses	30,144
Registration fees	18,573
Audit	65,035
Legal	11,166
Total expenses before reductions	9,074,525
Expense reductions	(76,174)	8,998,351
Net investment income (loss)		81,179,586
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	24,687,270
Futures contracts	192,876
Swap agreements	(751,806)
Total net realized gain (loss)		24,128,340
Change in net unrealized appreciation (depreciation) on: Investment securities	11,491,579
Futures contracts	399,675
Total change in net unrealized appreciation (depreciation)		11,891,254
Net gain (loss)		36,019,594
Net increase (decrease) in net assets resulting from operations		$ 117,199,180

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2004	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 81,179,586	$ 85,912,768
Net realized gain (loss)	24,128,340	13,196,463
Change in net unrealized appreciation (depreciation)	11,891,254	41,106,472
Net increase (decrease) in net assets resulting from operations	117,199,180	140,215,703
Distributions to shareholders from net investment income	(81,683,019)	(85,317,465)
Distributions to shareholders from net realized gain	(24,458,722)	(10,782,897)
Total distributions	(106,141,741)	(96,100,362)
Share transactions Net proceeds from sales of shares	299,267,226	525,009,703
Reinvestment of distributions	77,614,406	71,149,434
Cost of shares redeemed	(524,488,397)	(540,368,983)
Net increase (decrease) in net assets resulting from share transactions	(147,606,765)	55,790,154
Redemption fees	34,181	28,725
Total increase (decrease) in net assets	(136,515,145)	99,934,220

Net Assets
Beginning of period	1,988,508,821	1,888,574,601
End of period (including undistributed net investment income of $722,851 and undistributed net investment income of $1,620,307, respectively)	$ 1,851,993,676	$ 1,988,508,821
Other Information Shares
Sold	24,272,669	43,329,057
Issued in reinvestment of distributions	6,320,244	5,865,681
Redeemed	(42,733,321)	(44,744,894)
Net increase (decrease)	(12,140,408)	4,449,844

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 11.94	$ 11.86	$ 11.02	$ 12.04
Income from Investment Operations
Net investment income (loss) B	.523	.535	.552 D	.573	.565
Net realized and unrealized gain (loss)	.244	.343	.091 D	.836	(1.000)
Total from investment operations	.767	.878	.643	1.409	(.435)
Distributions from net investment income	(.526)	(.531)	(.548)	(.569)	(.560)
Distributions from net realized gain	(.161)	(.067)	(.015)	-	(.025)
Total distributions	(.687)	(.598)	(.563)	(.569)	(.585)
Redemption fees added to paid in capital	- B, E	- B, E	- B, E	-	-
Net asset value, end of period	$ 12.30	$ 12.22	$ 11.94	$ 11.86	$ 11.02
Total Return A	6.43%	7.51%	5.54%	13.11%	(3.70)%
Ratios to Average Net Assets C
Expenses before expense reductions	.47%	.48%	.47%	.49%	.49%
Expenses net of voluntary waivers, if any	.47%	.48%	.47%	.49%	.49%
Expenses net of all reductions	.47%	.46%	.42%	.42%	.48%
Net investment income (loss)	4.25%	4.41%	4.63% D	5.04%	4.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,851,994	$ 1,988,509	$ 1,888,575	$ 1,704,661	$ 1,250,449
Portfolio turnover rate	14%	15%	18%	24%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective February 1, 2001 the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 1/31/04	% of fund's investments 7/31/03	% of fund's investments 1/31/03
0 - 30	73.4	80.1	77.7
31 - 90	10.3	5.0	6.7
91 - 180	7.0	6.3	6.5
181 - 397	9.3	8.6	9.1
Weighted Average Maturity
	1/31/04	7/31/03	1/31/03
Spartan Massachusetts Municipal Money Market Fund	45 Days	47 Days	43 Days
Massachusetts Tax-Free Retail Money Market Funds Average*	42 Days	44 Days	46 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2004	As of July 31, 2003
Variable Rate Demand Notes (VRDNs) 62.7%	Variable Rate Demand Notes (VRDNs) 62.5%
Commercial Paper (including CP Mode) 17.1%	Commercial Paper (including CP Mode) 10.4%
Tender Bonds 3.9%	Tender Bonds 5.1%
Municipal Notes 15.9%	Municipal Notes 14.7%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 6.0%
Other Investments 0.6%	Other Investments 1.2%
Net Other Assets** (0.2)%	Net Other Assets 0.1%

Current and Historical Seven-Day Yields

	2/02/04	11/03/03	7/28/03	4/28/03	2/03/03
Spartan Massachusetts Municipal Money Market Fund	0.59%	0.64%	0.53%	0.96%	0.84%

If Fidelity had not reimbursed certain fund expenses	0.56%	0.61%	0.50%	0.93%	0.81%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

Annual Report

Spartan Massachusetts Municipal Money Market Fund

Investments January 31, 2004

Showing Percentage of Net Assets

Municipal Securities - 100.2%
	Principal Amount	Value (Note 1)
Florida - 0.4%
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 1.02%, VRDN (a)	$ 4,000,000	$ 4,000,000
Massachusetts - 93.2%
Acton & Boxborough Reg'l. School District BAN 2% 12/10/04	4,500,000	4,531,150
Boston Wtr. & Swr. Commission Rev. Participating VRDN Series SG 75, 0.96% (Liquidity Facility Societe Generale) (a)(b)	5,100,000	5,100,000
Bridgewater & Raynham Reg'l. School District BAN 1.75% 7/2/04	12,400,000	12,431,909
Canton Gen. Oblig. BAN 1.5% 3/19/04	5,300,000	5,303,886
Clipper Tax-Exempt Trust Participating VRDN Series 2003 8, 0.95% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	4,900,000	4,900,000
Cohasset Gen. Oblig. BAN 2% 8/13/04	11,445,000	11,507,919
Foxborough Gen. Oblig. BAN 1.75% 6/16/04	5,800,000	5,815,559
Harvard Gen. Oblig. BAN 2% 11/10/04	4,300,000	4,326,929
Haverhill Gen. Oblig. BAN Series B, 2% 12/3/04 (BPA Fleet Nat'l. Bank)	4,387,500	4,416,491
Hull Gen. Oblig. BAN 1.75% 7/15/04	4,800,000	4,816,056
Lincoln-Sudbury Reg'l. School District BAN 2% 10/8/04	12,800,000	12,883,692
Marblehead Gen. Oblig. BAN 1.75% 8/20/04	14,700,000	14,760,065
Massachusetts Bay Trans. Auth.:
Bonds Series A, 5.3% 3/1/04	3,265,000	3,276,231
Participating VRDN:
Series EGL 99 2101, 0.95% (Liquidity Facility Citibank NA, New York) (a)(b)	4,645,000	4,645,000
Series Merlots 00 H, 1% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,400,000	8,400,000
Series 1999, 0.96%, VRDN (a)	12,220,000	12,220,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series MS 01 723, 0.95% (Liquidity Facility Morgan Stanley) (a)(b)	8,300,000	8,300,000
Series PT 1580, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,430,000	9,430,000
Series A:
1% 2/12/04 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	3,200,000	3,200,000
1.02% 2/12/04 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	4,100,000	4,100,000
1.1% 2/25/04 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	7,400,000	7,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 4,000,000	$ 4,000,000
(Assumption College Proj.) Series C, 0.94%, LOC Bank of New York New York, VRDN (a)	2,070,000	2,070,000
(Boston Renaissance Charter School Proj.) 1%, LOC Fleet Nat'l. Bank, VRDN (a)	9,400,000	9,400,000
(Boston Univ. Proj.) Series R1, 0.96% (XL Cap. Assurance, Inc. Insured), VRDN (a)	11,200,000	11,200,000
(Clark Univ. Issue Proj.) Series B, 0.96% (AMBAC Insured), VRDN (a)	15,000,000	15,000,000
(Dexter School Proj.) 0.94% (MBIA Insured), VRDN (a)	5,000,000	5,000,000
(Ed. Lawrence Academy Proj.) Series A, 0.95%, LOC Fleet Nat'l. Bank, VRDN (a)	5,000,000	5,000,000
(Fessenden School Proj.) Series 2001, 0.94%, LOC Fleet Bank NA, VRDN (a)	2,600,000	2,600,000
(Wentworth Institute of Technology Proj.) Series 2000, 0.94% (AMBAC Insured), VRDN (a)	7,040,000	7,040,000
Series 2001:
1% 3/11/04, LOC Wachovia Bank NA, CP	4,181,000	4,181,000
1.1% 3/11/04, LOC Wachovia Bank NA, CP	300,000	300,000
Series 2002 B, 1% 2/6/04, LOC Fleet Nat'l. Bank, CP	5,700,000	5,700,000
Massachusetts Fed. Hwy. Participating VRDN Series MS 00 420X, 0.95% (Liquidity Facility Morgan Stanley) (a)(b)	700,000	700,000
Massachusetts Gen. Oblig.:
Participating VRDN:
Series AAB 00 18, 0.96% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	4,600,000	4,600,000
Series AAB 02 18, 0.96% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	4,500,000	4,500,000
Series EGL 00 2102, 0.95% (Liquidity Facility Citibank NA, New York) (a)(b)	2,500,000	2,500,000
Series EGL 01 2102, 0.95% (Liquidity Facility Citibank NA, New York) (a)(b)	4,300,000	4,300,000
Series EGL 01 2103, 0.95% (Liquidity Facility Citibank NA, New York) (a)(b)	11,685,000	11,685,000
Series EGL 01 2104, 0.95% (Liquidity Facility Citibank NA, New York) (a)(b)	4,690,000	4,690,000
Series EGL 01 2105, 0.95% (Liquidity Facility Citibank NA, New York) (a)(b)	11,700,000	11,700,000
Series EGL 03 7777, 0.98% (Liquidity Facility Citibank NA, New York) (a)(b)	8,100,000	8,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Merlots A51, 1% (Liquidity Facility Wachovia Bank NA) (a)(b)	$ 2,285,000	$ 2,285,000
Series MS 01 535, 0.95% (Liquidity Facility Morgan Stanley) (a)(b)	6,400,000	6,400,000
Series MS 903, 0.98% (Liquidity Facility Morgan Stanley) (a)(b)	6,500,000	6,500,000
Series PT 1829, 0.96% (Liquidity Facility WestLB AG) (a)(b)	2,960,000	2,960,000
Series PT 1945, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,225,000	4,225,000
Series PT 2008, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,200,000	4,200,000
Series PT 2079, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,900,000	7,900,000
Series PT 391, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	12,130,000	12,130,000
Series Putters 301, 0.97% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	4,685,000	4,685,000
Series ROC II R100, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	9,995,000	9,995,000
Series ROC II R102, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	4,865,000	4,865,000
Series ROC II R143, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	4,995,000	4,995,000
Series SG 126, 0.96% (Liquidity Facility Societe Generale) (a)(b)	3,255,000	3,255,000
BAN 1.5% 4/20/04	29,700,000	29,737,009
Series 1999 D, 1.07% 2/6/04, CP	9,500,000	9,500,000
Series 1999 E, 1.1% 2/6/04 (Liquidity Facility Dexia Cr. Local de France), CP	11,000,000	11,000,000
Series 2001 B, 0.99% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	29,200,000	29,200,000
Series 2001 G:
0.93% 2/6/04 (Liquidity Facility BNP Paribas SA), CP	8,700,000	8,700,000
0.95% 2/6/04 (Liquidity Facility BNP Paribas SA), CP	2,000,000	2,000,000
Series H:
1.07% 2/9/04 (Liquidity Facility Bank of Nova Scotia New York Agcy.), CP	15,000,000	15,000,000
1.1% 2/11/04 (Liquidity Facility Bank of Nova Scotia New York Agcy.), CP	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series 01 834, 1% (Liquidity Facility Morgan Stanley) (a)(b)	$ 8,700,000	$ 8,700,000
Series EGL 03 0018, 0.95% (Liquidity Facility Citibank NA, New York) (a)(b)	9,995,000	9,995,000
Series EGL 03 50, 0.95% (Liquidity Facility Citibank NA, New York) (a)(b)	4,700,000	4,700,000
Series EGL 96 2101, 0.95% (Liquidity Facility Citibank NA, New York) (a)(b)	5,975,000	5,975,000
Series EGL 97 2104, 0.95% (Liquidity Facility Citibank NA, New York) (a)(b)	5,000,000	5,000,000
Series Merlots 00 T, 1% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,585,000	1,585,000
Series Merlots 00 WW, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(b)	4,800,000	4,800,000
Series Merlots 97 Y, 1% (Liquidity Facility Wachovia Bank NA) (a)(b)	4,435,000	4,435,000
Series PA 595R, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,000,000	4,000,000
Series PT 1765, 0.96% (Liquidity Facility WestLB AG) (a)(b)	7,480,000	7,480,000
Series PT 904, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,600,000	9,600,000
Series SGB 42, 0.95% (Liquidity Facility Societe Generale) (a)(b)	8,700,000	8,700,000
(Boston Univ. Proj.) Series 2001 Q1, 0.96% (XL Cap. Assurance, Inc. Insured), VRDN (a)	5,000,000	5,000,000
(Cap. Asset Prog.) Series E, 1%, LOC Bank One NA, Chicago, VRDN (a)	14,000,000	14,000,000
(Home for Little Wanderers Proj.) Series B, 0.95%, LOC Fleet Bank NA, VRDN (a)	2,400,000	2,400,000
1% 3/11/04, CP	12,282,000	12,282,000
1% 6/4/04, CP	12,000,000	12,000,000
1.05% 3/4/04, CP	3,000,000	3,000,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Participating VRDN Series Merlots H, 1% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,375,000	8,375,000
Series 2003 F, 0.93% (FSA Insured), VRDN (a)	56,035,000	56,035,001
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1.16% tender 3/9/04, CP mode	28,000,000	28,000,000
Series 1993 A, 1.05% tender 3/8/04, CP mode	7,500,000	7,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.): - continued
Series 1993 B, 1.07% tender 4/8/04, CP mode	$ 9,200,000	$ 9,200,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/04	3,400,000	3,378,102
Participating VRDN Series SG 56, 0.96% (Liquidity Facility Societe Generale) (a)(b)	7,025,000	7,025,000
(Groton School Proj.) Series 1998 B, 0.94%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,000,000	8,000,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 0.95%, LOC Fleet Bank NA, VRDN (a)	2,100,000	2,100,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 0.95%, LOC ABN-AMRO Bank NV, VRDN (a)	2,900,000	2,900,000
Series 1994 B, 0.95%, LOC ABN-AMRO Bank NV, VRDN (a)	4,100,000	4,100,000
(Mount Ida College Proj.) Series 1997, 0.99%, LOC Fleet Bank NA, VRDN (a)	4,685,000	4,685,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.95%, LOC Fleet Nat'l. Bank, VRDN (a)	4,255,000	4,255,000
(Youville Place Proj.) Series 1996, 1% (AMBAC Insured), VRDN (a)	4,000,000	4,000,000
Massachusetts Port Auth. Rev. Participating VRDN Series PA 599R, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,850,000	4,850,000
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev.:
Bonds Series MS 827, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley) (a)(b)(c)	8,495,000	8,495,000
Participating VRDN Series SG 124, 0.96% (Liquidity Facility Societe Generale) (a)(b)	16,985,000	16,985,000
Massachusetts Tpk. Auth. Tpk. Rev. Bonds Series PA 581R, 1%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	19,885,000	19,885,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 0.97% (Liquidity Facility Bank of America NA) (a)(b)	15,250,000	15,250,000
Massachusetts Wtr. Poll. Abatement Trust Pool Ln. Prog. Participating VRDN Series PT 1990, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,295,000	5,295,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series Merlots 99 N, 1% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,070,000	5,070,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Resource Auth. Participating VRDN Series EGL 02 2101, 0.95% (Liquidity Facility Citibank NA, New York) (a)(b)	$ 4,600,000	$ 4,600,000
Massachusetts Wtr. Resources Auth.:
Bonds Series ROC II R252, 1.1%, tender 7/15/04 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)(c)	6,585,000	6,585,000
Series 1994:
0.93% 2/6/04, LOC Bayerische Landesbank Girozentrale, CP	2,000,000	2,000,000
0.95% 2/13/04, LOC Bayerische Landesbank Girozentrale, CP	9,700,000	9,700,000
Series 1999, 1.05% 2/19/04, LOC State Street Bank & Trust Co., Boston, CP	6,000,000	6,000,000
Mattapoisett Gen. Oblig. BAN 1.8% 4/29/04	3,900,000	3,906,025
North Andover Gen. Oblig. BAN 1.75% 10/8/04	8,700,000	8,741,827
North Middlesex Reg'l. School District BAN 2% 10/22/04	5,285,000	5,320,916
Pembroke Gen. Oblig. BAN 2% 8/5/04	12,000,000	12,059,111
Route 3 North Trans. Impt. Assoc. Lease Rev.:
Participating VRDN:
Series AAB 00 14, 0.96% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	6,535,000	6,535,000
Series EGL 01 2101, 0.95% (Liquidity Facility Citibank NA, New York) (a)(b)	2,200,000	2,200,000
Series B, 0.91% (AMBAC Insured), VRDN (a)	25,000,000	25,000,000
Tewksbury Gen. Oblig. BAN 2% 2/20/04	4,500,000	4,502,013
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Participating VRDN Series ROC 2038, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	5,140,000	5,140,000
Weston Gen. Oblig. BAN 1.1% 2/13/04	5,400,000	5,400,029
Worcester Gen. Oblig. BAN 2% 8/31/04	8,000,000	8,039,977
		930,327,897
Puerto Rico - 5.4%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 01 A107, 0.98% (Liquidity Facility Wachovia Bank NA) (a)(b)	24,735,000	24,735,000
Series MS 896, 0.98% (Liquidity Facility Morgan Stanley) (a)(b)	2,657,500	2,657,500
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series 2000 A15, 0.98% (Liquidity Facility Wachovia Bank NA) (a)(b)	9,795,000	9,795,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Bonds Series PA 1223, 1.3%, tender 11/18/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 3,310,000	$ 3,310,000
Participating VRDN:
Series 897, 0.98% (Liquidity Facility Morgan Stanley) (a)(b)	2,495,000	2,495,000
Series Merlots B03, 0.98% (Liquidity Facility Wachovia Bank NA) (a)(b)	9,990,000	9,990,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 1.31%, LOC Banco Santander Central Hispano SA, VRDN (a)	1,200,000	1,200,000
		54,182,500
Texas - 0.7%
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.) Series 2001 1, 1% (MBIA Insured), VRDN (a)	3,300,000	3,300,000
Harris County Health Facilities Dev. Corp. Rev. (YMCA of Greater Houston Proj.) Series 1999, 1%, LOC Bank One NA, Chicago, VRDN (a)	3,900,000	3,900,000
		7,200,000
Washington - 0.5%
Energy Northwest Elec. Rev. (#3 Proj.) Series 2003 D32, 0.93% (MBIA Insured), VRDN (a)	5,000,000	5,000,000
TOTAL INVESTMENT PORTFOLIO - 100.2%		1,000,710,397
NET OTHER ASSETS - (0.2)%		(1,691,745)
NET ASSETS - 100%		$ 999,018,652
Total Cost for Income Tax Purposes $ 1,000,710,397
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,275,000 or 3.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Bonds Series MS 827, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley)	6/18/03	$ 8,495,000
Massachusetts Tpk. Auth. Tpk. Rev. Bonds Series PA 581R, 1%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/21/99 - 2/25/00	$ 19,885,000
Massachusetts Wtr. Resources Auth. Bonds Series ROC II R252, 1.1%, tender 7/15/04 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	1/21/04	$ 6,585,000
Security	Acquisition Date	Cost
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Bonds Series PA 1223, 1.3%, tender 11/18/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	11/21/03	$ 3,310,000
Income Tax Information
The fund hereby designates approximately $88,000 as a capital gain dividend for the purpose of the dividend paid deduction.

During the fiscal year ended January 31, 2004, 100.00% of the fund's income dividends was free from federal income tax, and 12.73% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004

Assets
Investment in securities, at value - See accompanying schedule		$ 1,000,710,397
Cash		1,150,780
Receivable for investments sold		5,412,371
Receivable for fund shares sold		3,465,821
Interest receivable		2,358,427
Receivable from investment adviser for expense reductions		18,933
Other receivables		2,152
Total assets		1,013,118,881

Liabilities
Payable for investments purchased	$ 12,325,868
Payable for fund shares redeemed	1,374,093
Distributions payable	39,554
Accrued management fee	358,755
Other payables and accrued expenses	1,959
Total liabilities		14,100,229

Net Assets		$ 999,018,652
Net Assets consist of:
Paid in capital		$ 998,500,236
Accumulated net realized gain (loss) on investments		518,416
Net Assets, for 998,267,925 shares outstanding		$ 999,018,652
Net Asset Value, offering price and redemption price per share ($999,018,652 ÷ 998,267,925 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2004

Investment Income
Interest		$ 10,877,178

Expenses
Management fee	$ 4,356,918
Non-interested trustees' compensation	5,182
Total expenses before reductions	4,362,100
Expense reductions	(418,849)	3,943,251
Net investment income		6,933,927
Net realized gain (loss) on investment securities		518,427
Net increase in net assets resulting from operations		$ 7,452,354

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2004	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,933,927	$ 11,379,072
Net realized gain (loss)	518,427	145,450
Net increase (decrease) in net assets resulting from operations	7,452,354	11,524,522
Distributions to shareholders from net investment income	(6,933,927)	(11,379,072)
Distributions to shareholders from net realized gain	(104,568)	-
Total distributions	(7,038,495)	(11,379,072)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	727,893,057	842,397,360
Reinvestment of distributions	6,467,862	10,559,058
Cost of shares redeemed	(767,744,826)	(870,546,991)
Net increase (decrease) in net assets and shares resulting from share transactions	(33,383,907)	(17,590,573)
Total increase (decrease) in net assets	(32,970,048)	(17,445,123)

Net Assets
Beginning of period	1,031,988,700	1,049,433,823
End of period	$ 999,018,652	$ 1,031,988,700

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.011	.023	.036	.028
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.007	.011	.023	.036	.028
Distributions from net investment income	(.007)	(.011)	(.023)	(.036)	(.028)
Distributions from net realized gain	- D	-	-	-	-
Total distributions	(.007)	(.011)	(.023)	(.036)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	.69%	1.11%	2.28%	3.61%	2.83%
Ratios to Average Net Assets C
Expenses before expense reductions	.43%	.43%	.48%	.50%	.50%
Expenses net of voluntary waivers, if any	.40%	.40%	.47%	.50%	.50%
Expenses net of all reductions	.39%	.37%	.43%	.49%	.50%
Net investment income	.68%	1.11%	2.23%	3.55%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 999,019	$ 1,031,989	$ 1,049,434	$ 883,875	$ 831,083

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 1/31/04	% of fund's investments 7/31/03	% of fund's investments 1/31/03
0 - 30	77.9	81.7	78.2
31 - 90	9.0	4.7	4.9
91 - 180	4.4	5.4	7.1
181 - 397	8.7	8.2	9.8
Weighted Average Maturity
	1/31/04	7/31/03	1/31/03
Fidelity Massachusetts Municipal Money Market	38 Days	42 Days	45 Days
Massachusetts Tax-Free Retail Money Market Funds Average*	42 Days	44 Days	46 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2004	As of July 31, 2003
Variable Rate Demand Notes (VRDNs) 59.0%	Variable Rate Demand Notes (VRDNs) 55.3%
Commercial Paper (including CP Mode) 10.8%	Commercial Paper (including CP Mode) 9.6%
Tender Bonds 1.2%	Tender Bonds 2.6%
Municipal Notes 16.7%	Municipal Notes 15.1%
Fidelity Municipal Cash Central Fund 11.4%	Fidelity Municipal Cash Central Fund 14.5%
Other Investments 0.7%	Other Investments 1.3%
Net Other Assets 0.2%	Net Other Assets 1.6%

Current and Historical Seven-Day Yields

	2/02/04	11/03/03	7/28/03	4/28/03	2/03/03
Fidelity Massachusetts Municipal Money Market Fund	0.48%	0.54%	0.42%	0.84%	0.74%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments January 31, 2004

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount	Value (Note 1)
Massachusetts - 87.3%
Acton & Boxborough Reg'l. School District BAN 2% 12/10/04	$ 14,493,000	$ 14,593,322
Barnstable Gen. Oblig. BAN 1.5% 6/24/04	11,783,500	11,806,958
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.95%, LOC Fleet Bank NA, VRDN (a)(d)	3,230,000	3,230,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN:
Series MS 00 434, 0.95% (Liquidity Facility Morgan Stanley) (a)(e)	4,830,000	4,830,000
Series SG 75, 0.96% (Liquidity Facility Societe Generale) (a)(e)	8,380,000	8,380,000
Bridgewater & Raynham Reg'l. School District BAN 2% 9/1/04	9,200,000	9,251,744
Canton Gen. Oblig. BAN 1.5% 3/19/04	17,700,000	17,712,978
Clipper Tax-Exempt Trust Participating VRDN Series 2003 8, 0.95% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	16,070,000	16,070,000
Cohasset Gen. Oblig. BAN 2% 8/13/04	38,600,000	38,812,204
Dudley Charlton Reg'l. School District Participating VRDN Series PA 521, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,675,000	5,675,000
Edgartown Gen. Oblig. BAN 1.5% 7/30/04	10,338,078	10,363,793
Foxborough Gen. Oblig. BAN 1.75% 6/16/04	17,935,000	17,983,113
Gloucester Gen. Oblig. BAN 1.75% 9/24/04	10,438,000	10,483,951
Harvard Gen. Oblig. BAN 2% 11/10/04	13,200,000	13,282,665
Hull Gen. Oblig. BAN 1.75% 7/15/04	15,200,000	15,250,845
Lincoln-Sudbury Reg'l. School District BAN 2% 10/8/04	41,200,000	41,469,385
Marblehead Gen. Oblig. BAN 1.75% 8/20/04	49,300,000	49,501,444
Massachusetts Bay Trans. Auth.:
Bonds Series MS 98 107, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley) (a)(e)(f)	5,565,000	5,565,000
Participating VRDN:
Series EGL 99 2101, 0.95% (Liquidity Facility Citibank NA, New York) (a)(e)	12,600,000	12,600,000
Series Merlots 00 H, 1% (Liquidity Facility Wachovia Bank NA) (a)(e)	24,930,000	24,930,000
Series MS 00 431, 0.95% (Liquidity Facility Morgan Stanley) (a)(e)	1,895,000	1,895,000
Series PA 675, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,670,000	4,670,000
Series 1999, 0.96%, VRDN (a)	17,015,000	17,015,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series MS 01 723, 0.95% (Liquidity Facility Morgan Stanley) (a)(e)	26,190,000	26,190,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Participating VRDN:
Series PT 1580, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 10,000,000	$ 10,000,000
Series ROC II R1034, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	8,065,000	8,065,000
Series A:
0.96% 2/17/04 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	6,800,000	6,800,000
0.97% 2/20/04 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	3,300,000	3,300,000
1.02% 2/12/04 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	13,100,000	13,100,000
Massachusetts College Bldg. Auth. Proj. Rev. Participating VRDN:
Series Merlots 00 B11, 1% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,200,000	8,200,000
Series PT 1746, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	17,010,000	17,010,000
Series PT 2077, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,270,000	5,270,000
Massachusetts Dev. Fin. Agcy. Assisted Living Facility Rev. (Whalers Cove Proj.) Series 2001 A, 1.03%, LOC Wachovia Bank NA, VRDN (a)(d)	2,750,000	2,750,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 1.05%, LOC Fleet Bank NA, VRDN (a)(d)	4,000,000	4,000,000
(Monkiewicz Realty Trust Proj.) 0.96%, LOC Fleet Bank NA, VRDN (a)(d)	6,155,000	6,155,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Georgetown Village Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (a)(d)	3,750,000	3,750,000
(Kensington at Chelmsford Proj.) Series 2002, 0.95%, LOC Fannie Mae, VRDN (a)(d)	16,750,000	16,750,000
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999, 1.05%, LOC Suntrust Bank, VRDN (a)(d)	2,500,000	2,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,235,000	7,235,000
(Andover Coated Prods. Proj.) 0.96%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	7,000,000	7,000,000
(Assumption College Proj.) Series A, 0.94%, LOC Bank of New York New York, VRDN (a)	8,220,000	8,220,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston Renaissance Charter School Proj.) 1%, LOC Fleet Nat'l. Bank, VRDN (a)	$ 14,385,000	$ 14,385,000
(Boston Univ. Proj.):
Series R1, 0.96% (XL Cap. Assurance, Inc. Insured), VRDN (a)	46,700,000	46,700,000
Series R3, 0.96% (XL Cap. Assurance, Inc. Insured), VRDN (a)	31,175,000	31,175,000
(Brooks School Issue Proj.) Series 1999 A, 0.95% (MBIA Insured), VRDN (a)	3,700,000	3,700,000
(Draper Lab. Issue Proj.) Series 2000, 0.96% (MBIA Insured), VRDN (a)	25,800,000	25,800,000
(Fessenden School Proj.) Series 2001, 0.94%, LOC Fleet Bank NA, VRDN (a)	8,400,000	8,400,000
(Hockomock YMCA Issue Proj.) 0.96%, LOC Fleet Nat'l. Bank, VRDN (a)	9,295,000	9,295,000
(Lasell Village, Inc. Proj.) 0.95%, LOC Fleet Nat'l. Bank, VRDN (a)	10,750,000	10,750,000
(Lesley Univ. Proj.) 0.99%, LOC Fleet Nat'l. Bank, VRDN (a)	13,000,000	13,000,000
(Neighborhood House Charter Proj.) Series A, 0.95%, LOC Fleet Nat'l. Bank, VRDN (a)	7,100,000	7,100,000
(Newton Country Day School Proj.) 0.95%, LOC Fleet Nat'l. Bank, VRDN (a)	8,000,000	8,000,000
(Wentworth Institute of Technology Proj.) Series 2000, 0.94% (AMBAC Insured), VRDN (a)	15,435,000	15,435,000
(WGBH Edl. Foundation Proj.) Series B, 0.95% (AMBAC Insured), VRDN (a)	28,300,000	28,300,000
(Worcester YMCA Proj.) Series 2001, 0.95%, LOC Suntrust Bank, VRDN (a)	3,800,000	3,800,000
Series 2001, 1% 3/11/04, LOC Wachovia Bank NA, CP	13,400,000	13,400,000
Series 2002 B:
0.95% 4/8/04, LOC Fleet Nat'l. Bank, CP	5,100,000	5,100,000
1% 2/6/04, LOC Fleet Nat'l. Bank, CP	10,400,000	10,400,000
1% 2/9/04, LOC Allied Irish Banks PLC, CP	3,750,000	3,750,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
1.05%, LOC Bank of America NA, VRDN (a)(d)	7,500,000	7,500,000
1.05%, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,500,000	7,500,000
Massachusetts Fed. Hwy. Participating VRDN:
Series MS 00 420X, 0.95% (Liquidity Facility Morgan Stanley) (a)(e)	2,545,000	2,545,000
Series PA 798, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Fed. Hwy. Participating VRDN: - continued
Series PT 393, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 18,565,000	$ 18,565,000
Massachusetts Gen. Oblig.:
Bonds:
Series PA 1059, 1.25%, tender 2/21/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)(f)	4,900,000	4,900,000
Series PT 392, 1.05%, tender 4/29/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)(f)	11,820,000	11,820,000
Participating VRDN:
Series AAB 00 18, 0.96% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	14,740,000	14,740,000
Series AAB 02 18, 0.96% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	14,375,000	14,375,000
Series BA 01 O, 0.97% (Liquidity Facility Bank of America NA) (a)(e)	2,785,000	2,785,000
Series BA 02 C, 0.97% (Liquidity Facility Bank of America NA) (a)(e)	3,490,000	3,490,000
Series EGL 00 2102, 0.95% (Liquidity Facility Citibank NA, New York) (a)(e)	7,400,000	7,400,000
Series EGL 01 2102, 0.95% (Liquidity Facility Citibank NA, New York) (a)(e)	14,835,000	14,835,000
Series EGL 01 2103, 0.95% (Liquidity Facility Citibank NA, New York) (a)(e)	38,500,000	38,500,000
Series EGL 01 2104, 0.95% (Liquidity Facility Citibank NA, New York) (a)(e)	16,100,000	16,100,000
Series EGL 01 2105, 0.95% (Liquidity Facility Citibank NA, New York) (a)(e)	35,585,000	35,585,000
Series EGL 02 6008, 0.95% (Liquidity Facility Citibank NA, New York) (a)(e)	7,860,000	7,860,000
Series EGL 03 0013, 0.95% (Liquidity Facility Citibank NA, New York) (a)(e)	16,830,000	16,830,000
Series EGL 03 7777, 0.98% (Liquidity Facility Citibank NA, New York) (a)(e)	26,565,000	26,565,000
Series Merlots A51, 1% (Liquidity Facility Wachovia Bank NA) (a)(e)	7,450,000	7,450,000
Series MS 01 535, 0.95% (Liquidity Facility Morgan Stanley) (a)(e)	19,180,500	19,180,500
Series MS 01 574, 0.95% (Liquidity Facility Morgan Stanley) (a)(e)	6,395,000	6,395,000
Series MS 01 699X, 0.95% (Liquidity Facility Morgan Stanley) (a)(e)	4,890,000	4,890,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series MS 01 785 0.95% (Liquidity Facility Morgan Stanley) (a)(e)	$ 8,575,000	$ 8,575,000
Series MS 902, 0.98% (Liquidity Facility Morgan Stanley) (a)(e)	9,995,000	9,995,000
Series MS 903, 0.98% (Liquidity Facility Morgan Stanley) (a)(e)	1,495,000	1,495,000
Series PT 1609, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,105,000	10,105,000
Series PT 1618, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,190,000	8,190,000
Series PT 1726, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,085,000	12,085,000
Series PT 1802, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,945,000	4,945,000
Series PT 1811, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,060,000	6,060,000
Series PT 1829, 0.96% (Liquidity Facility WestLB AG) (a)(e)	16,890,000	16,890,000
Series PT 1945, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,400,000	12,400,000
Series PT 2008, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,000,000	7,000,000
Series PT 2073, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,635,000	2,635,000
Series PT 2079, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	25,780,000	25,780,000
Series PT 872, 0.97% (Liquidity Facility Morgan Stanley) (a)(e)	7,495,000	7,495,000
Series Putters 300, 0.97% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	24,640,000	24,640,000
Series Putters 301, 0.97% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	19,625,000	19,625,000
Series Putters 317, 0.97% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	13,420,000	13,420,000
Series ROC 4526, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,170,000	5,170,000
Series ROC II R1047, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	8,605,000	8,605,000
Series ROC II R191, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,995,000	5,995,000
Series ROC II R2042, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,170,000	5,170,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
BAN 1.5% 4/20/04	$ 99,500,000	$ 99,623,979
Series 1999 D:
1.07% 2/6/04, CP	30,500,000	30,500,000
1.1% 2/6/04, CP	28,000,000	28,000,000
Series 2001 B, 0.99% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	83,475,000	83,475,000
Series 2001 C, 0.99% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	13,090,000	13,090,000
Series 2001 G, 0.93% 2/6/04 (Liquidity Facility BNP Paribas SA), CP	17,300,000	17,300,000
Series H, 1.1% 2/11/04 (Liquidity Facility Bank of Nova Scotia New York Agcy.), CP	33,000,000	33,000,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series 01 834, 1% (Liquidity Facility Morgan Stanley) (a)(e)	28,300,000	28,300,000
Series BA 02 D, 0.97% (Liquidity Facility Bank of America NA) (a)(e)	10,505,000	10,505,000
Series EGL 03 0009, 0.95% (Liquidity Facility Citibank NA, New York) (a)(e)	9,900,000	9,900,000
Series EGL 03 50, 0.95% (Liquidity Facility Citibank NA, New York) (a)(e)	15,310,000	15,310,000
Series EGL 96 2101, 0.95% (Liquidity Facility Citibank NA, New York) (a)(e)	17,000,000	17,000,000
Series EGL 97 2104, 0.95% (Liquidity Facility Citibank NA, New York) (a)(e)	17,500,000	17,500,000
Series Merlots 00 T, 1% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,980,000	3,980,000
Series Merlots 00 WW, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(e)	14,665,000	14,665,000
Series Merlots 97 Y, 1% (Liquidity Facility Wachovia Bank NA) (a)(e)	6,500,000	6,500,000
Series MS 01 587, 0.95% (Liquidity Facility Morgan Stanley) (a)(e)	11,695,000	11,695,000
Series PA 595R, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,155,000	4,155,000
Series PT 1765, 0.96% (Liquidity Facility WestLB AG) (a)(e)	23,435,000	23,435,000
Series PT 904, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	32,250,000	32,250,000
Series SG 27, 0.96% (Liquidity Facility Societe Generale) (a)(e)	11,435,000	11,435,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series SGA 65, 1.05% (Liquidity Facility Societe Generale) (a)(e)	$ 9,660,000	$ 9,660,000
Series SGB 42, 0.95% (Liquidity Facility Societe Generale) (a)(e)	27,080,000	27,080,000
(Boston Univ. Proj.) Series 2001 Q1, 0.96% (XL Cap. Assurance, Inc. Insured), VRDN (a)	32,800,000	32,800,000
(Home for Little Wanderers Proj.) Series B, 0.95%, LOC Fleet Bank NA, VRDN (a)	4,720,000	4,720,000
1% 3/11/04, CP	25,434,000	25,434,000
1.05% 6/9/04, CP	17,472,000	17,472,000
Massachusetts Hsg. Fin. Agcy.:
Participating VRDN Series PT 271, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,270,000	9,270,000
(Princeton Crossing LP Proj.) Series 1996, 1.01%, LOC Fannie Mae, VRDN (a)(d)	15,500,000	15,500,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds:
Series 2003 M, 1.15% 5/1/04 (d)	10,000,000	10,000,000
Series I, 3.25% 6/1/04 (d)	3,000,000	3,021,287
Participating VRDN:
Series FRRI A13, 1.06% (Liquidity Facility Bayerische Hypo Und Verein Ag) (a)(e)	3,680,000	3,680,000
Series Merlots H, 1% (Liquidity Facility Wachovia Bank NA) (a)(e)	19,000,000	19,000,000
Series PA 370, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,415,000	7,415,000
Series PA 83, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,106,000	5,106,000
Series PT 160, 0.97% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	16,875,000	16,875,000
Series PT 33, 0.97% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	5,255,000	5,255,000
Series Putters 213, 1% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	3,055,000	3,055,000
Series 2003 F, 0.93% (FSA Insured), VRDN (a)	24,685,000	24,685,000
0.98% (FSA Insured), VRDN (a)(d)	5,100,000	5,100,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 1.05%, LOC Fleet Bank NA, VRDN (a)(d)	2,600,000	2,600,000
(Abbott Box Co. Proj.) Series 1997, 0.96%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	3,715,000	3,715,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.: - continued
(Barbour Corp. Proj.) Series 1998, 0.96%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	$ 5,085,000	$ 5,085,000
(BBB Esq. LLC Proj.) Series 1996, 1.05%, LOC Fleet Bank NA, VRDN (a)(d)	1,600,000	1,600,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.96%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	3,160,000	3,160,000
(Brady Enterprises Proj.) Series 1996, 0.96%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	2,650,000	2,650,000
(Decas Cranberry Proj.) Series 1997, 0.96%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	5,250,000	5,250,000
(Heat Fab, Inc. Proj.) Series 1996, 1.05%, LOC Fleet Bank NA, VRDN (a)(d)	3,315,000	3,315,000
(Interpolymer Corp. Proj.) Series 1992, 1.05%, LOC Fleet Bank NA, VRDN (a)(d)	2,000,000	2,000,000
(Riverdale Mills Corp. Proj.) Series 1995, 1.05%, LOC Fleet Bank NA, VRDN (a)(d)	3,900,000	3,900,000
(United Med. Corp. Proj.) Series 1992, 0.99%, LOC Wachovia Bank NA, VRDN (a)(d)	1,600,000	1,600,000
(United Plastics Proj.) Series 1997, 0.96%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	3,260,000	3,260,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1.16% tender 3/9/04, CP mode	37,050,000	37,050,000
Series 1993 A, 1.05% tender 3/8/04, CP mode	32,500,000	32,500,000
Series 1993 B, 1.07% tender 4/8/04, CP mode	30,050,000	30,050,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/04	11,250,000	11,177,544
Participating VRDN Series SG 56, 0.96% (Liquidity Facility Societe Generale) (a)(e)	11,100,000	11,100,000
(Groton School Proj.) Series 1998 B, 0.94%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	12,000,000	12,000,000
(Heritage at Darmouth Proj.) Series 1996, 0.96%, LOC Fleet Bank NA, VRDN (a)(d)	4,815,000	4,815,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 0.95%, LOC Fleet Bank NA, VRDN (a)	3,460,000	3,460,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 0.95%, LOC ABN-AMRO Bank NV, VRDN (a)	4,900,000	4,900,000
Series 1994 B, 0.95%, LOC ABN-AMRO Bank NV, VRDN (a)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev.: - continued
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.95%, LOC Fleet Nat'l. Bank, VRDN (a)	$ 3,325,000	$ 3,325,000
(Southern New England School of Law Proj.) 1.05%, LOC Fleet Nat'l. Bank, VRDN (a)	1,360,000	1,360,000
(Youville Place Proj.) Series 1996, 1% (AMBAC Insured), VRDN (a)	4,800,000	4,800,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Participating VRDN Series MS 01 674, 1% (Liquidity Facility Morgan Stanley) (a)(e)	15,950,000	15,950,000
Massachusetts Port Auth. Rev. Participating VRDN:
Series Merlots 00 Q, 1.3% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	21,345,000	21,345,000
Series PA 592, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,850,000	4,850,000
Series PA 600R, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,850,000	4,850,000
Series PT 895, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,930,000	5,930,000
Series ROC II R2031, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	7,425,000	7,425,000
Series ROC II R4019, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	9,695,000	9,695,000
Series SGA 64, 1.04% (Liquidity Facility Societe Generale) (a)(d)(e)	8,705,000	8,705,000
Massachusetts Port Auth. Spl. Facilities Rev. Participating VRDN Series ROC II R177, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)(e)	7,495,000	7,495,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 1.01%, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	37,100,000	37,100,000
Massachusetts Spl. Oblig. Rev. Participating VRDN:
Series MSTC 7002, 1.01% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	4,995,000	4,995,000
Series PT 1427, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,110,000	10,110,000
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev.:
Bonds Series PA 672, 1.12%, tender 3/25/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)(f)	6,840,000	6,840,000
Participating VRDN:
Series MS 00 489, 0.95% (Liquidity Facility Morgan Stanley) (a)(e)	10,360,000	10,360,000
Series PT 135, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	28,135,000	28,135,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev.: - continued
Participating VRDN:
Series SG 124, 0.96% (Liquidity Facility Societe Generale) (a)(e)	$ 21,505,000	$ 21,505,000
Massachusetts Tpk. Auth. Tpk. Rev. Bonds Series Putters 140, 1%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	9,405,000	9,405,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 0.97% (Liquidity Facility Bank of America NA) (a)(e)	19,932,000	19,932,000
Massachusetts Wtr. Poll. Abatement Trust Pool Ln. Prog. Participating VRDN:
Series ROC II R1027, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	8,005,000	8,005,000
Series ROC II R1036, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	10,160,000	10,160,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 1% (Liquidity Facility Wachovia Bank NA) (a)(e)	11,800,000	11,800,000
Series MS 98 182, 0.95% (Liquidity Facility Morgan Stanley) (a)(e)	5,380,000	5,380,000
Massachusetts Wtr. Resource Auth. Participating VRDN:
Series EGL 00 2103, 0.95% (Liquidity Facility Citibank NA, New York) (a)(e)	5,600,000	5,600,000
Series EGL 02 2101, 0.95% (Liquidity Facility Citibank NA, New York) (a)(e)	14,660,000	14,660,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series PA 637, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,625,000	4,625,000
Series PA 999R, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,210,000	5,210,000
Series PT 1382, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,615,000	6,615,000
Series PT 1774, 0.96% (Liquidity Facility WestLB AG) (a)(e)	10,415,000	10,415,000
Series 1994, 0.95% 2/13/04, LOC Bayerische Landesbank Girozentrale, CP	30,500,000	30,500,000
Series 1999, 1.05% 2/19/04, LOC State Street Bank & Trust Co., Boston, CP	20,500,000	20,500,000
Mattapoisett Gen. Oblig. BAN 1.8% 4/29/04	12,235,000	12,253,901
Medford Gen. Oblig. BAN 2% 9/10/04	9,075,000	9,123,990
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Medway Gen. Oblig. BAN 1.75% 10/8/04	$ 14,150,000	$ 14,216,098
Melrose Gen. Oblig. BAN 2% 8/12/04	15,765,000	15,847,227
Merrimack Valley Reg'l. Transit Auth. RAN 1.5% 6/30/04	8,100,000	8,119,785
Montachusett Reg'l. Transit Auth. RAN 1.75% 6/18/04	12,000,000	12,033,666
North Andover Gen. Oblig. BAN 1.75% 10/8/04	28,300,000	28,436,058
North Middlesex Reg'l. School District BAN 2% 10/22/04	17,200,000	17,316,888
Norwell Gen. Oblig. BAN 2.25% 2/20/04	12,000,000	12,006,477
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 0.96% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	19,900,000	19,900,000
Series EGL 01 2101, 0.95% (Liquidity Facility Citibank NA, New York) (a)(e)	7,600,000	7,600,000
Series ROC II R26, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	11,285,000	11,285,000
Tewksbury Gen. Oblig. BAN 2% 2/20/04	14,258,000	14,264,378
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Participating VRDN Series ROC 4044, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	9,560,000	9,560,000
Weston Gen. Oblig. BAN 1.1% 2/13/04	17,644,000	17,644,094
Williamstown Gen. Oblig. BAN 2% 5/7/04	14,500,000	14,532,403
Woburn Gen. Oblig. BAN 1.5% 6/11/04	18,330,000	18,357,028
		2,846,756,705
Puerto Rico - 1.1%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 01 A107, 0.98% (Liquidity Facility Wachovia Bank NA) (a)(e)	19,080,000	19,080,000
Series ROC II R185, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,000,000	2,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series PA 1137R, 0.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,685,000	3,685,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series 645, 0.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,360,000	5,360,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series MS 01 808, 0.95% (Liquidity Facility Morgan Stanley) (a)(e)	6,260,000	6,260,000
		36,385,000
Municipal Securities - continued
	Shares	Value (Note 1)
Other - 11.4%
Fidelity Municipal Cash Central Fund, 1.01% (b)(c)	371,634,013	$ 371,634,013
TOTAL INVESTMENT PORTFOLIO - 99.8%		3,254,775,718
NET OTHER ASSETS - 0.2%		7,937,931
NET ASSETS - 100%		$ 3,262,713,649
Total Cost for Income Tax Purposes $ 3,254,775,718
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,530,000 or 1.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Bay Trans. Auth. Bonds Series MS 98 107, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley)	7/3/01	$ 5,565,000
Massachusetts Gen. Oblig. Bonds: Series PA 1059, 1.25%, tender 2/21/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/21/03	$ 4,900,000
Series PT 392, 1.05%, tender 4/29/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	11/26/02	$ 11,820,000
Security	Acquisition Date	Cost
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Bonds Series PA 672, 1.12%, tender 3/25/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	4/1/03	$ 6,840,000
Massachusetts Tpk. Auth. Tpk. Rev. Bonds Series Putters 140, 1%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank)	7/17/03	$ 9,405,000
Income Tax Information

During the fiscal year ended January 31, 2004, 100.00% of the fund's income dividends was free from federal income tax, and 15.12% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004

Assets
Investment in securities, at value - See accompanying schedule		$ 3,254,775,718
Cash		8,148,267
Receivable for investments sold		10,972,659
Receivable for fund shares sold		35,821,085
Interest receivable		7,765,581
Prepaid expenses		17,375
Other receivables		156,441
Total assets		3,317,657,126

Liabilities
Payable for investments purchased	$ 39,574,661
Payable for fund shares redeemed	13,792,673
Distributions payable	164,597
Accrued management fee	1,037,880
Other affiliated payables	338,724
Other payables and accrued expenses	34,942
Total liabilities		54,943,477

Net Assets		$ 3,262,713,649
Net Assets consist of:
Paid in capital		$ 3,260,627,526
Accumulated net realized gain (loss) on investments		2,086,123
Net Assets, for 3,259,907,663 shares outstanding		$ 3,262,713,649
Net Asset Value, offering price and redemption price per share ($3,262,713,649 ÷ 3,259,907,663 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2004

Investment Income
Interest		$ 34,923,884

Expenses
Management fee	$ 12,360,999
Transfer agent fees	3,525,729
Accounting fees and expenses	326,222
Non-interested trustees' compensation	16,568
Custodian fees and expenses	43,803
Registration fees	26,914
Audit	45,714
Legal	23,374
Total expenses before reductions	16,369,323
Expense reductions	(377,207)	15,992,116
Net investment income		18,931,768
Net realized gain (loss) on investment securities		2,086,123
Net increase in net assets resulting from operations		$ 21,017,891

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2004	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 18,931,768	$ 32,027,349
Net realized gain (loss)	2,086,123	220,085
Net increase (decrease) in net assets resulting from operations	21,017,891	32,247,434
Distributions to shareholders from net investment income	(18,931,768)	(32,027,349)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	7,240,547,902	7,252,376,752
Reinvestment of distributions	18,572,568	31,599,852
Cost of shares redeemed	(7,261,253,606)	(7,211,131,605)
Net increase (decrease) in net assets and shares resulting from share transactions	(2,133,136)	72,844,999
Total increase (decrease) in net assets	(47,013)	73,065,084

Net Assets
Beginning of period	3,262,760,662	3,189,695,578
End of period	$ 3,262,713,649	$ 3,262,760,662

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.010	.022	.035	.027
Distributions from net investment income	(.006)	(.010)	(.022)	(.035)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.58%	1.02%	2.22%	3.58%	2.77%
Ratios to Average Net Assets B
Expenses before expense reductions	.50%	.51%	.50%	.53%	.55%
Expenses net of voluntary waivers, if any	.50%	.51%	.50%	.53%	.55%
Expenses net of all reductions	.49%	.48%	.46%	.52%	.55%
Net investment income	.58%	1.01%	2.20%	3.52%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,262,714	$ 3,262,761	$ 3,189,696	$ 2,985,101	$ 2,084,276

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2004

1. Significant Accounting Policies.

Spartan Massachusetts Municipal Income Fund (the income fund), Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund (the money market funds) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Massachusetts. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market funds are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. There were no significant book-to-tax differences during the period for the money market funds. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount and losses deferred due to futures transactions.

The tax-basis components of distributable earnings and the federal tax cost for the income fund as of period end were as follows:

Unrealized appreciation	$ 127,056,023
Unrealized depreciation	(2,382,733)
Net unrealized appreciation (depreciation)	124,673,290
Undistributed ordinary income	6,677,890
Undistributed long-term capital gain	1,337,377

Cost for federal income tax purposes	$ 1,716,228,662

The tax character of distributions paid for the income fund was as follows:

	January 31, 2004	January 31, 2003
Tax-Exempt Income	$ 81,683,019	$ 86,124,056
Long-term Capital Gains	24,458,722	9,976,306
Total	$ 106,141,741	$ 96,100,362

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide Spartan Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annual management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Massachusetts Municipal Income Fund	.25%	.13%	.38%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.13%	.38%

FMR and its affiliates provide Spartan Massachusetts Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity Massachusetts Municipal Money Market Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month.

For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan Massachusetts Municipal Income Fund	.07%	|
Fidelity Massachusetts Municipal Money Market Fund	.11%	|

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan Massachusetts Municipal Money Market Fund	$ 733,092
Fidelity Massachusetts Municipal Money Market Fund	$ 4,794,906

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Spartan Massachusetts Municipal Money Market Fund	.40%	$ 306,110

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions - continued

Through arrangements with the income fund's and Fidelity Massachusetts Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Spartan Massachusetts Municipal Income Fund	$ 30,144	$ 46,030
Fidelity Massachusetts Municipal Money Market Fund	43,803	333,404

In addition, through an arrangement with Spartan Massachusetts Municipal Money Market Fund's custodian and transfer agent, $112,739 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Massachusetts Municipal Trust and the Shareholders of Spartan Massachusetts Municipal Income Fund, Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund:

We have audited the accompanying statements of assets and liabilities of Spartan Massachusetts Municipal Income Fund, Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund (the Funds), funds of Fidelity Massachusetts Municipal Trust, including the portfolios of investments, as of January 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Massachusetts Municipal Income Fund, Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund as of January 31, 2004, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 12, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 291 funds advised by FMR or an affiliate. Mr. McCoy oversees 293 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Massachusetts Municipal Money Market (2001), Spartan Massachusetts Municipal Money Market (2001), and Spartan Massachusetts Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Massachusetts Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Massachusetts Municipal Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997 or 2000

Vice President of Massachusetts Municipal Money Market (2000), Spartan Massachusetts Municipal Money Market (2000), and Spartan Massachusetts Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Spartan Massachusetts Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of Massachusetts Municipal Money Market and Spartan Massachusetts Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Norm U. Lind (47)

Year of Election or Appointment: 2000

Vice President of Massachusetts Municipal Money Market and Spartan Massachusetts Municipal Money Market. Mr. Lind also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind managed a variety of Fidelity funds.

Christine J. Thompson (45)
Year of Election or Appointment: 1998 Vice President of Spartan Massachusetts Municipal Income. Ms. Thompson also serves as Vice President of other funds advised by FMR.
Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (37)

Year of Election or Appointment: 2003

Assistant Vice President of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)

Year of Election or Appointment: 1986 or 1991

Assistant Treasurer of Massachusetts Municipal Money Market (1986), Spartan Massachusetts Municipal Money Market (1991), and Spartan Massachusetts Municipal Income (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Spartan Massachusetts Municipal Income Fund	03/08/04	03/05/04	$ .009
Spartan Massachusetts Municipal Money Market Fund	03/08/04	03/05/04	$ .0004
Fidelity Massachusetts Municipal Money Market Fund	03/08/04	03/05/04	$ .0004

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MAS-UANN-0304
1.789255.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, January 31, 2004, Fidelity Massachusetts Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Massachusetts Municipal Money Market Fund, Spartan Massachusetts Municipal Income Fund and Spartan Massachusetts Municipal Money Market Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Fidelity Massachusetts Municipal Money Market Fund	$22,000	$17,000
Spartan Massachusetts Municipal Income Fund	$41,000	$25,000
Spartan Massachusetts Municipal Money Market Fund	$31,000	$17,000
All funds in the Fidelity Group of Funds audited by Deloitte	$4,100,000	$2,300,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate Audit-Related Fees billed by Deloitte for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A, B	2003 A, B
Fidelity Massachusetts Municipal Money Market Fund	$0	$0
Spartan Massachusetts Municipal Income Fund	$0	$0
Spartan Massachusetts Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate Audit-Related Fees that were billed by Deloitte that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004 A, B	2003A, B
Deloitte	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent accountant. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate Tax Fees billed by Deloitte for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A, B	2003A, B
Fidelity Massachusetts Municipal Money Market Fund	$3,300	$3,000
Spartan Massachusetts Municipal Income Fund	$3,500	$3,100
Spartan Massachusetts Municipal Money Market Fund	$3,300	$3,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate Tax Fees billed by Deloitte that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A, B	2003A, B
Deloitte	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate Other Fees billed by Deloitte for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A, B	2003A, B
Fidelity Massachusetts Municipal Money Market Fund	$0	$0
Spartan Massachusetts Municipal Income Fund	$0	$0
Spartan Massachusetts Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate Other Fees billed by Deloitte that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A, B	2003A, B
Deloitte	$290,000	$640,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Audit Committee to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2004 and January 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2004 and January 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2004 and January 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2004 and January 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2004 and January 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2004 and January 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to Deloitte for the fiscal year ended January 31, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte is as follows:

Fund	2004
Fidelity Massachusetts Municipal Money Market Fund	0%
Spartan Massachusetts Municipal Income Fund	0%
Spartan Massachusetts Municipal Money Market Fund	0%

(g) For the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate fees billed by Deloitte of $1,450,000A,B and $1,750,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A,B	2003A,B
Covered Services	$300,000	$650,000
Non-Covered Services	$1,150,000	$1,100,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte to Fund Service Providers to be compatible with maintaining the independence of Deloitte in its audit of the funds, taking into account representations from Deloitte, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 26, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 25, 2004